Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of short-term debt and long-term debt and outstanding notes	The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest:

	At December 31,
	2025					2024
(€ million)	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt
Notes	2,945	11,048	9,208	20,256	23,201	949	9,114	9,054	18,168	19,117
Borrowings from banks	1,311	609	40	649	1,960	3,119	371	82	453	3,572
Asset-backed financing	7,247	7,434	798	8,232	15,479	5,645	3,681	690	4,371	10,016
Lease liabilities	818	967	669	1,636	2,454	858	883	815	1,698	2,556
Other debt	1,800	1,006	47	1,053	2,853	1,628	291	47	338	1,966
Total Debt	14,121	21,064	10,762	31,826	45,947	12,199	14,340	10,688	25,028	37,227
For additional information on the maturity analysis of financial liabilities, refer to Note 32, Qualitative and quantitative information on financial risks.
The following table summarizes the notes outstanding at December 31, 2025 and 2024:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2025	2024
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	—	660
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	598	597
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,022	1,024
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	206	206
Medium Term Note Program(1):
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,299	1,347
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,131	1,162
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,259	1,260
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,256	1,255
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,245	1,243
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,020	1,022
STELLANTIS N.V. 2023 - green bond	EUR	1,250	4.375	Q1/2030	1,294	1,296
STELLANTIS N.V. 2023	EUR	1,250	4.250	Q2/2031	1,271	1,270
STELLANTIS N.V. 2024	EUR	750	3.500	Q3/2030	754	753
STELLANTIS N.V. 2024 - green bond	EUR	500	3.750	Q1/2036	508	508
STELLANTIS N.V. 2024	EUR	750	3.375	Q4/2028	749	763
STELLANTIS N.V. 2024	EUR	750	4.000	Q1/2034	765	749
STELLANTIS N.V. 2025	EUR	700	3.875	Q2/2031	712	—
STELLANTIS N.V. 2025	EUR	800	4.625	Q2/2035	816	—
Other Notes:
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	1.711	Q1/2027	857	968
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	2.691	Q3/2031	855	967
STELLANTIS FINANCE U.S. 2022	U.S. $	550	5.625	Q1/2028	484	539
STELLANTIS FINANCE U.S. 2022	U.S. $	700	6.375	Q3/2032	606	682
STELLANTIS FINANCE US 2025	U.S. $	500	5.350	Q1/2028	434	—
STELLANTIS FINANCE US 2025	U.S. $	750	5.750	Q1/2030	648	—
STELLANTIS FINANCE US 2025	U.S. $	1,000	6.450	Q1/2035	862	—
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	721	735
STELLANTIS FINANCIAL SERVICES US 2025	U.S. $	300	SOFR + 1.690	Q3/2028	254	—
STELLANTIS FINANCIAL SERVICES US 2025	U.S. $	1,000	4.950	Q3/2028	858	—
STELLANTIS FINANCIAL SERVICES US 2025	U.S. $	700	5.400	Q3/2030	606	—
Total Notes					23,201	19,117
(1) Listed on the Irish Stock Exchange
The following table summarizes the asset-back financing amounts at December 31, 2025 and 2024:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2025	2024
Warehouse Credit Facilities:
SFS Funding I	USD	CP/SOFR+spread	Q4/2027	4,442	4,034
FIARC	USD	SOFR+spread	Q4/2027	28	60
SFMOT Floorplan Facility	USD	CP/SOFR+spread	Q3/2027	945	565
Term Notes:
FIAOT 2021-1	USD	0.45%-5.37%	Q2/2028	—	27
FIAOT 2021-2	USD	0.48%-3.14%	Q4/2028	30	63
FIAOT 2022-1	USD	2.03%-5.41%	Q2/2029	41	83
FIAOT 2022-2	USD	6.26%-8.71%	Q4/2029	44	95
FIAOT 2023-1	USD	6.44%-7.74%	Q1/2031	72	131
FIAOT 2025-1	USD	4.21%-5.22%	Q4/2033	533	—
SFAST 2023-1	USD	5.47%-5.97%	Q1/2031	268	522
SFAST 2024-1	USD	4.94%-5.59%	Q1/2032	349	645
SFAST 2024-2	USD	5.26%-5.71%	Q1/2032	427	760
SFAST 2024-3	USD	4.55%-4.98%	Q4/2032	474	829
SFAST 2025-1	USD	4.49%-5.20%	Q4/2032	520	—
SFAST 2025-2	USD	4.44%-5.05%	Q2/2033	632	—
SFAST 2025-3	USD	4.09%-4.64%	Q4/2033	631	—
SFUEL 2025-A	USD	4.47%-5.08%	Q3/2029	1,086	—
SFUEL 2025-B	USD	4.27%-4.71%	Q1/2030	1,169	—
SFUEL 2025-C	USD	3.88%-4.44%	Q3/2030	1,283	—
Term Loans:
SFAF 2024-1	USD	4.82%	Q3/2032	839	555
SFAF 2024-2	USD	5.45%	Q3/2027	292	590
SFALV 2024-1	USD	4.80%	Q1/2030	654	907
Total				14,759	9,866
(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes

Disclosure of lease liabilities and contractual maturities of lease liabilities	The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
(€ million)	2025	2024
Long-term debt (non-current)	1,636	1,698
Short-term debt and current portion of long-term debt (current)	818	858
Maturity analysis - contractual undiscounted cash flows

(€ million)	At December 31, 2025
Due within one year	837
Due between one and five years	1,126
Due beyond five years	870
Total undiscounted lease liabilities	2,833